Quarterly Holdings Report
for
Fidelity Advisor® Biotechnology Fund
April 30, 2022
AFBT-NPRT3-0622
1.800321.118
Common Stocks - 96.6%
	Shares	Value ($)
Biotechnology - 92.3%
Biotechnology - 92.3%
AbbVie, Inc.	2,115,180	310,677,637
ADC Therapeutics SA (a)(b)	266,123	3,132,268
Aerovate Therapeutics, Inc. (b)	432,100	5,509,275
Agios Pharmaceuticals, Inc. (a)(b)	504,343	11,080,416
Alnylam Pharmaceuticals, Inc. (a)	652,886	87,114,579
ALX Oncology Holdings, Inc. (a)(b)	379,883	4,854,905
Ambrx Biopharma, Inc. ADR (b)	593,946	2,262,934
Arcutis Biotherapeutics, Inc. (a)	835,333	16,865,373
Argenx SE ADR (a)	241,600	69,416,512
Ascendis Pharma A/S sponsored ADR (a)(b)	506,125	46,194,029
Astria Therapeutics, Inc. (a)(b)	377,445	2,298,640
Aurinia Pharmaceuticals, Inc. (a)(b)	983,300	10,118,157
BeiGene Ltd. ADR (a)	20,300	3,248,000
Bicycle Therapeutics PLC ADR (a)	120,100	2,819,948
Blueprint Medicines Corp. (a)	781,700	45,612,195
Celldex Therapeutics, Inc. (a)(b)	872,200	26,645,710
Century Therapeutics, Inc. (b)	482,471	5,799,301
Cerevel Therapeutics Holdings (a)(b)	852,028	24,947,380
ChemoCentryx, Inc. (a)	548,074	10,117,446
Connect Biopharma Holdings Ltd. ADR (a)	767,919	1,558,876
Crinetics Pharmaceuticals, Inc. (a)	349,907	7,110,110
Cullinan Oncology, Inc. (a)(b)	465,700	4,568,517
Cyteir Therapeutics, Inc. (b)	1,419,670	3,194,258
Cytokinetics, Inc. (a)(b)	1,683,071	67,104,041
Day One Biopharmaceuticals, Inc. (a)	150,449	1,281,825
Erasca, Inc. (b)	1,695,700	12,344,696
Exelixis, Inc. (a)	1,587,700	35,469,218
Fusion Pharmaceuticals, Inc. (a)(b)	1,297,066	6,679,890
Global Blood Therapeutics, Inc. (a)(b)	687,989	21,121,262
Gossamer Bio, Inc. (a)(b)	894,500	6,180,995
Graphite Bio, Inc. (b)	1,113,180	4,474,984
Icosavax, Inc. (a)(b)	1,076,465	7,804,371
Imago BioSciences, Inc. (b)	741,112	12,117,181
Instil Bio, Inc. (a)(b)	1,577,582	11,153,505
Intellia Therapeutics, Inc. (a)	221,600	10,865,048
Janux Therapeutics, Inc. (b)	589,612	5,801,782
Keros Therapeutics, Inc. (a)	345,452	18,312,411
Kronos Bio, Inc. (a)(b)	753,100	3,562,163
Mirati Therapeutics, Inc. (a)	260,920	16,122,247
Monte Rosa Therapeutics, Inc. (b)	698,958	7,618,642
Moonlake Immunotherapeutics (a)(b)	1,193,000	7,396,600
Morphic Holding, Inc. (a)	207,000	6,274,170
Nuvalent, Inc. (c)	673,253	6,927,773
Nuvalent, Inc. Class A (a)(b)	54,553	561,350
ORIC Pharmaceuticals, Inc. (a)(b)	1,206,016	4,003,973
Passage Bio, Inc. (a)	316,659	617,485
Poseida Therapeutics, Inc. (a)	428,946	1,325,443
Praxis Precision Medicines, Inc. (a)(b)	209,600	1,697,760
Prelude Therapeutics, Inc. (a)(b)	795,070	3,649,371
Protagonist Therapeutics, Inc. (a)	655,828	5,961,477
PTC Therapeutics, Inc. (a)	789,040	27,876,783
Regeneron Pharmaceuticals, Inc. (a)	226,292	149,151,320
Relay Therapeutics, Inc. (a)(b)	796,000	18,968,680
Repare Therapeutics, Inc. (a)(b)	512,400	5,636,400
Revolution Medicines, Inc. (a)(b)	2,216	44,254
Scholar Rock Holding Corp. (a)(b)	428,730	3,031,121
Seagen, Inc. (a)	404,614	53,008,480
Shattuck Labs, Inc. (a)	706,434	2,712,707
Stoke Therapeutics, Inc. (a)(b)	446,619	6,449,178
Syros Pharmaceuticals, Inc. (a)(b)	19,601	16,500
Tango Therapeutics, Inc. (a)(b)	1,217,500	8,960,800
Tenaya Therapeutics, Inc. (a)(b)	1,380,799	12,730,967
TG Therapeutics, Inc. (a)(b)	1,180,200	8,190,588
Tyra Biosciences, Inc. (b)	730,700	5,458,329
Vaxcyte, Inc. (a)(b)	1,072,429	25,963,506
Vera Therapeutics, Inc. (a)	980,468	19,609,360
Vertex Pharmaceuticals, Inc. (a)	600,627	164,103,309
Verve Therapeutics, Inc. (b)	423,100	6,312,652
Xenon Pharmaceuticals, Inc. (a)(b)	1,002,958	28,353,623
Zentalis Pharmaceuticals, Inc. (a)(b)	621,553	16,483,586
		1,554,638,272
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)	30	32
Pharmaceuticals - 4.3%
Pharmaceuticals - 4.3%
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(d)	1,915,787	1,800,840
Arvinas Holding Co. LLC (a)	318,000	17,480,460
Chiasma, Inc. warrants 12/16/24 (a)(d)	81,298	1
DICE Therapeutics, Inc.	163,980	3,332,074
Edgewise Therapeutics, Inc. (a)(b)	598,800	4,778,424
Fulcrum Therapeutics, Inc. (a)(b)	778,000	7,484,360
GH Research PLC (b)	385,500	5,612,880
Ikena Oncology, Inc. (a)(b)	1,046,395	4,060,013
Longboard Pharmaceuticals, Inc. (a)	520,400	2,700,876
NGM Biopharmaceuticals, Inc. (a)(b)	357,800	4,465,344
Pharvaris BV (a)	243,264	4,135,488
Pliant Therapeutics, Inc. (a)	230,235	1,349,177
Terns Pharmaceuticals, Inc. (a)(b)	578,313	925,301
Theseus Pharmaceuticals, Inc. (b)	988,400	8,075,228
Ventyx Biosciences, Inc. (b)	385,400	5,599,862
		71,800,328
TOTAL COMMON STOCKS (Cost $1,464,968,506)		1,626,438,632

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
Biotechnology - 1.5%
Biotechnology - 1.5%
Bright Peak Therapeutics AG Series B (d)(e)	1,920,122	4,416,281
Dianthus Therapeutics, Inc. Series A (d)(e)	906,629	3,940,663
LifeMine Therapeutics, Inc. Series C (d)(e)	1,950,028	3,971,408
Sonoma Biotherapeutics, Inc.:
Series B (d)(e)	1,967,762	2,754,867
Series B1 (d)(e)	1,049,456	1,469,238
T-Knife Therapeutics, Inc. Series B (d)(e)	1,300,097	4,134,308
Treeline Biosciences Series A (d)(e)	47,600	225,624
ValenzaBio, Inc. Series A (a)(d)(e)	951,971	4,683,697
		25,596,086
Health Care Providers & Services - 0.2%
Health Care Facilities - 0.2%
Boundless Bio, Inc. Series B (d)(e)	3,703,704	2,777,778
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Wugen, Inc. Series B (d)(e)	580,277	2,512,599
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	1,915,787	19
Aristea Therapeutics, Inc. Series B (a)(d)(e)	677,328	6,427,843
		6,427,862
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $51,992,181)		37,314,325

Money Market Funds - 14.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (f)	136,779	136,806
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	239,894,224	239,918,213
TOTAL MONEY MARKET FUNDS (Cost $240,050,896)		240,055,019

TOTAL INVESTMENT IN SECURITIES - 113.1% (Cost $1,757,011,583)	1,903,807,976
NET OTHER ASSETS (LIABILITIES) - (13.1)%	(220,257,000)
NET ASSETS - 100.0%	1,683,550,976

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,927,773 or 0.4% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,314,325 or 2.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	3,734,584
Boundless Bio, Inc. Series B	4/23/21	5,000,000
Bright Peak Therapeutics AG Series B	5/14/21	7,499,997
Dianthus Therapeutics, Inc. Series A	4/06/22	3,940,663
LifeMine Therapeutics, Inc. Series C	2/15/22	3,971,408
Sonoma Biotherapeutics, Inc. Series B	7/26/21	3,888,888
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,111,112
T-Knife Therapeutics, Inc. Series B	6/30/21	7,500,000
Treeline Biosciences Series A	7/30/21	372,589
ValenzaBio, Inc. Series A	3/25/21	8,472,951
Wugen, Inc. Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	19,154,488	527,662,353	546,680,035	7,746	-	-	136,806	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	217,621,603	896,430,739	874,134,129	2,156,348	-	-	239,918,213	0.6%
Total	236,776,091	1,424,093,092	1,420,814,164	2,164,094	-	-	240,055,019

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Moonlake Immunotherapeutics	-	11,914,529	-	-	-	(4,517,929)	-
Total	-	11,914,529	-	-	-	(4,517,929)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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